RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

a)	Related parties

Shareholders of the Group

●	Mr. Michael Yufeng Chi
●	Mr. Tian Liang

Entities controlled by controlling shareholder

●	Hongen Education
●	Subsidiaries and affiliates of Perfect World Holding Group Co., Ltd. (“Perfect World Group”)
●	Entities involved in the operation of kindergarten business of Hongen Education (“Hongen Kindergartens”)
●	Equity investee (See Note 2—Long-term Investment) (“Equity Investee”)
b)	The Group had the following related party transactions:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Product sales to Hongen Kindergartens	1,326	2,157	1,224	177
Rental and property management services from Perfect World Group(1)	240	26,463	26,818	3,888
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	1,303	3,979	3,668	532
Research and development outsourcing and other services from Hongen Education	381	459	166	24
Research and development outsourcing services from Equity Investee	—	—	20	3
Purchase of products from Equity Investee	—	—	357	52
Assets transferred to Perfect World Group(2)	8,405	429	—	—

17. RELATED PARTY TRANSACTIONS (Continued)

The Group had the following related party balances at the end of the year:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current:
Perfect World Group entities(3)	2,799	2,263	327
Hongen Education	46	18	3
Equity Investee	—	5	1
	2,845	2,286	331
Amounts due from related parties, non-current:
Perfect World Group entities(3)	4,223	—	—
	4,223	—	—
Amounts due to related parties:
Perfect World Group entities(1)	8,853	6,807	987
Equity Investee	—	107	16
Hongen Education	—	30	4
	8,853	6,944	1,007
Operating lease ROU assets leased from:
Perfect World Group entities(1)	32,944	8,621	1,250
	32,944	8,621	1,250
Current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	23,270	4,616	669
	23,270	4,616	669
Non-current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	5,501	—	—
	5,501	—	—
(1)	In January 2021, the Group entered into a lease arrangement with Perfect World Group to lease offices in Beijing. The Group accounted for the lease arrangement as operating leases in accordance with ASC 842 and measured ROU assets and operating lease liabilities arising from the lease accordingly. Lease payments due at December 31, 2021 and 2022 pursuant to the lease contracts were recognized as amounts due to related parties as of December 31, 2021 and 2022, respectively. Accompanying the lease arrangement, Perfect World Group also provided the Group with property management services.
(2)	In October 2020, the Group transferred certain intangible assets to Perfect World Group at the transaction price of RMB8,405 thousand. As the transaction was under common control, the difference between the transaction price and the carrying amount of the intangible assets was included in additional paid-in capital. No gain or loss was recognized. Perfect World Group has fully paid the consideration in 2020.

In December 2021, the Group transferred certain electronic equipment to Perfect World Group at the transaction price of RMB429 thousand. As the transaction was under common control, the difference between the transaction price and the carrying amount of the fixed assets was included in additional paid-in capital. No gain or loss was recognized. Perfect World Group has fully paid the consideration in 2021.

(3)	Amounts due from Perfect World Group entities primarily consist of rental deposits and royalty prepayments to Perfect World Group and its affiliates.